Condensed Consolidated Statements of Operations - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015
Operating revenues: (Notes 3 and 9)
Time charter and bareboat revenues	$ 43,390	$ 39,281	$ 128,080	$ 112,333
Other income	197	3	596	154
Total revenues	43,587	39,284	128,676	112,487
Operating expenses: (Note 9)
Vessel operating expenses	7,588	5,936	23,210	19,907
Depreciation	13,920	12,420	41,725	35,380
General and administrative expenses	908	1,180	3,164	3,232
Goodwill impairment charge (Note 4)				6,217
Total operating expenses	22,416	19,536	68,099	64,736
Operating income	21,171	19,748	60,577	47,751
Finance income (expense) (Note 9):
Interest income	6	0	9	3
Interest expense	(5,129)	(4,322)	(15,213)	(12,720)
Other finance expense	(315)	(79)	(916)	(178)
Realized and unrealized gain (loss) on derivative instruments (Note 5)	3,613	(6,470)	(2,747)	(11,840)
Net gain (loss) on foreign currency transactions	13	(75)	(104)	(135)
Total finance expense	(1,812)	(10,946)	(18,971)	(24,870)
Income before income taxes	19,360	8,802	41,607	22,881
Income tax expense (Note 8)	(3)		(9)	(6)
Net income	19,357	8,802	41,598	22,875
General Partner's interest in net income	390	164	891	428
Limited Partners' interest in net income	$ 18,967	$ 8,638	$ 40,707	$ 22,447
Earnings per unit (Note 11):
Cash distributions declared and paid per unit (Note 11)	$ 0.520	$ 0.510	$ 0.520	$ 1.510
Common Units [Member]
Finance income (expense) (Note 9):
Net income			$ 35,655	$ 13,596
Limited Partners' interest in net income	$ (4,243)	$ (4,247)	$ (3,480)	$ (12,816)
Earnings per unit (Note 11):
Earnings per unit (basic and diluted)	$ 0.697	$ 0.294	$ 1.563	$ 0.850
Subordinated Units [Member]
Finance income (expense) (Note 9):
Net income			$ 5,052	$ 8,851
Limited Partners' interest in net income		$ (1,935)		$ (5,838)
Earnings per unit (Note 11):
Earnings per unit (basic and diluted)		$ 0.362	$ 1.154	$ 1.033
General Partner Unit [Member]
Finance income (expense) (Note 9):
Net income			$ 891	$ 428
General Partner's interest in net income	$ (87)	$ (126)	$ (72)	$ (381)
Earnings per unit (Note 11):
Earnings per unit (basic and diluted)	$ 0.697	$ 0.294	$ 1.594	$ 0.915